Debt - Summary of debt outstanding (Details) € in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Sep. 30, 2016 EUR (€)	Nov. 30, 2006 USD ($)
Debt Instrument [Line Items]
Debt	$ 1,883,585	$ 1,848,003
Fair Value
Debt Instrument [Line Items]
Debt	1,762,793	1,666,825
Carrying Value
Debt Instrument [Line Items]
Debt	1,883,585	1,848,003
Senior Notes | 3.7% notes maturing 2029 Issued By PartnerRe Finance B LLC
Debt Instrument [Line Items]
Commitment				$ 500,000
Senior Notes | 3.7% notes maturing 2029 Issued By PartnerRe Finance B LLC | Fair Value
Debt Instrument [Line Items]
Debt related to senior notes	484,790	462,521
Senior Notes | 3.7% notes maturing 2029 Issued By PartnerRe Finance B LLC | Carrying Value
Debt Instrument [Line Items]
Debt related to senior notes	497,525	497,073
2016 Euro Senior Notes | Notes Issued By PartnerRe Ireland Finance DAC
Debt Instrument [Line Items]
Commitment | €					€ 750,000
2016 Euro Senior Notes | Notes Issued By PartnerRe Ireland Finance DAC | Fair Value
Debt Instrument [Line Items]
Debt related to senior notes	790,081	721,807
2016 Euro Senior Notes | Notes Issued By PartnerRe Ireland Finance DAC | Carrying Value
Debt Instrument [Line Items]
Debt related to senior notes	829,304	794,368
Junior Subordinated Debt [Member] | Notes Issued By PartnerRe Finance B LLC
Debt Instrument [Line Items]
Commitment			$ 500,000
Junior Subordinated Debt [Member] | Notes Issued By PartnerRe Finance B LLC | Fair Value
Debt Instrument [Line Items]
Junior Subordinated Notes	432,685	428,250
Junior Subordinated Debt [Member] | Notes Issued By PartnerRe Finance B LLC | Carrying Value
Debt Instrument [Line Items]
Junior Subordinated Notes	494,832	494,638
Junior Subordinated Debt [Member] | Notes Issued By PartnerRe Finance II Inc
Debt Instrument [Line Items]
Commitment	61,924	62,000				$ 250,000
Junior Subordinated Debt [Member] | Notes Issued By PartnerRe Finance II Inc | Fair Value
Debt Instrument [Line Items]
Junior Subordinated Notes	55,237	54,247
Junior Subordinated Debt [Member] | Notes Issued By PartnerRe Finance II Inc | Carrying Value
Debt Instrument [Line Items]
Junior Subordinated Notes	$ 61,924	$ 61,924